GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 949	$ 948
Acquired through acquisition	41
Increase (decrease) through net exchange differences, goodwill	(20)	1
End of year	970	949
Goodwill	970	948
Hydroelectric
Reconciliation of changes in goodwill [abstract]
Beginning of year	821
End of year	784	821
Goodwill	821	821
Wind
Reconciliation of changes in goodwill [abstract]
Beginning of year	66
End of year	72	66
Goodwill	66	66
Solar
Reconciliation of changes in goodwill [abstract]
Beginning of year	62
End of year	114	62
Goodwill	$ 62	$ 62